BORROWINGS (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and non-current financial debt
Current portion of current borrowings	$ 563,478	$ 418,411
Non-current portion of non-current borrowings	1,564,591	1,042,680
Total borrowings	2,128,069	1,461,091	$ 1,619,141
Bank overdrafts
Current and non-current financial debt
Current portion of current borrowings	23,514	23,698
Total borrowings	23,514	23,698
Bank and other financial entities loans - principal
Current and non-current financial debt
Current portion of current borrowings	204,748	124,786
Total borrowings	604,428	444,252
Notes - principals
Current and non-current financial debt
Current portion of current borrowings	188,977	147,620
Total borrowings	1,188,109	711,489
Loans for purchase of equipment's
Current and non-current financial debt
Current portion of current borrowings	15,582	16,408
Total borrowings	26,307	30,282
Remeasurement, interest and related expenses
Current and non-current financial debt
Current portion of current borrowings	130,657	105,841
Total borrowings	285,711	251,312
Notes - principal
Current and non-current financial debt
Non-current portion of non-current borrowings	999,132	563,869
Bank and Other Financial Entities Loans, Non Current [Member]
Current and non-current financial debt
Non-current portion of non-current borrowings	399,680	319,466
DFI
Current and non-current financial debt
Current portion of current borrowings		58
Total borrowings		58
Loans for purchase of equipment
Current and non-current financial debt
Non-current portion of non-current borrowings	10,725	13,874
Remeasurement, interest and related expenses
Current and non-current financial debt
Non-current portion of non-current borrowings	$ 155,054	$ 145,471